Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Unit
Basic and Diluted Earnings per Unit
	Six Months Ended June 30,
	2018	2017
Partnership’s Net income	$5,191	$7,731
Less:
Net Income attributable to preferred unitholders	3,375	3,375
Net Income attributable to subordinated unitholders	—	1,208
General Partner’s interest in Net Income	2	38
Net income attributable to common unitholders	$1,814	$3,110
Weighted average number of common units outstanding, basic and diluted	35,490,000	33,585,829
Earnings per common unit, basic and diluted	$0.05	$0.09